Secured Borrowings (B&B Air Acquisition Facility Narrative) (Details) (B and B Air Acquisition Facility [Member], USD $) In Millions, unless otherwise specified	0 Months Ended		0 Months Ended
	Aug. 09, 2012 item	Nov. 07, 2007 item	Nov. 07, 2007 Tranche A [Member]	Nov. 07, 2007 Tranche B [Member]
Secured Borrowings (Textual) [Abstract]
Number of tranches funded		2
Interest payable based on LIBOR			1.50%	4.00%
Number of aircraft financed	16
Repayment of outstanding amount in cash	$ 122.5